UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Ultra Short-Term Bond ETF (TBUX)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Ultra Short-Term Bond ETF (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$17	0.17%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities (ABS), and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Key rate management detracted from relative returns over the period, largely due to our two-year key rate positioning.

  The Ultra Short-Term Bond ETF seeks a high level of income consistent with low volatility of principal value. The fund’s allocation to investment-grade corporate bonds decreased over the period but continues to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased slightly while the fund’s allocation to ABS decreased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
9/28/21	$10,000	$10,000	$10,000
11/30/21	$9,970	$10,037	$9,998
2/28/22	$9,934	$9,686	$9,982
5/31/22	$9,869	$9,118	$9,982
8/31/22	$9,867	$8,935	$9,982
11/30/22	$9,901	$8,748	$10,024
2/28/23	$10,064	$8,745	$10,127
5/31/23	$10,181	$8,923	$10,244
8/31/23	$10,341	$8,828	$10,378
11/30/23	$10,510	$8,851	$10,527
2/29/24	$10,709	$9,036	$10,665
5/31/24	$10,867	$9,039	$10,803
8/31/24	$11,076	$9,472	$10,970
11/30/24	$11,223	$9,460	$11,101
2/28/25	$11,379	$9,560	$11,231
5/31/25	$11,509	$9,533	$11,346
8/31/25	$11,682	$9,769	$11,479
11/30/25	$11,818	$9,999	$11,602
2/28/26	$11,961	$10,159	$11,714
5/31/26	$12,076	$10,022	$11,814

202505-4541202, 202606-5569602

ETF990-052 07/26

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	4.92%	4.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13%	0.05%
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12%	3.63%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,142,370
  Number of Portfolio Holdings631
  Investment Advisory Fees Paid (000s)$1,338
  Portfolio Turnover Rate77.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	51.6%
Asset-Backed Securities	21.4
Non-U.S. Government Mortgage-Backed Securities	10.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.0
U.S. Government & Agency Mortgage-Backed Securities	2.8
Foreign Government Obligations & Municipalities	0.9
Securities Lending Collateral	0.1
Short-Term and Other	9.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	3.1%
Federal National Mortgage Assn.	2.2
Carvana Auto Receivables Trust	1.9
Bain Capital Credit	1.4
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.2
Freddie Mac STACR REMIC Trust	1.1
HCA	1.1
International Flavors & Fragrances	1.1
Global Payments	1.1
Southern California Edison	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Ultra Short-Term Bond ETF (TBUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2026

T. ROWE PRICE
TBUX	Ultra Short-Term Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				9/28/21(1) Through
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 49.63	$ 49.34	$ 48.67	$ 49.07	$ 50.00
Investment activities
Net investment income(2)(3)	2.21	2.48	2.59	1.63	0.31
Net realized and unrealized gain/loss	0.17	0.39	0.62	(0.13)	(0.94)
Total from investment activities	2.38	2.87	3.21	1.50	(0.63)
Distributions
Net investment income	(2.18)	(2.48)	(2.47)	(1.69)	(0.27)
Net realized gain	(0.05)	(0.10)	(0.07)	(0.21)	(0.03)
Total distributions	(2.23)	(2.58)	(2.54)	(1.90)	(0.30)
NET ASSET VALUE
End of period	$ 49.78	$ 49.63(4)	$ 49.34	$ 48.67	$ 49.07

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				9/28/21(1) Through
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	4.92%	5.94%(4)	6.74%	3.15%	(1.31)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.17%	0.17%	0.17%	0.17%	0.17%(6)
Net expenses after waivers/payments by Price Associates	0.17%	0.17%	0.17%	0.17%	0.17%(6)
Net investment income	4.45%	5.01%	5.27%	3.34%	0.94%(6)
Portfolio turnover rate(7)	77.5%	63.9%	76.4%	61.2%	12.5%
Net assets, end of period (in millions)	$ 1,142	$ 475	$ 164	$ 55	$ 37

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Net asset value and Total return include adjustments made in accordance with U.S.
generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.

(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

May 31, 2026

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 21.4%
Auto Backed 9.1%
Ally Bank / Utah, Series 2026-A, Class A2, 4.582%, 3/15/34 (1)	2,970	2,972
Ally Bank / Utah, Series 2026-A, Class B, 4.709%, 3/15/34 (1)	520	520
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	219	222
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	457	463
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	278	280
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	263	264
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	1,039	1,041
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.648%, 6/15/33 (1)	708	708
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33 (1)	569	568
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class B, 4.501%, 9/15/33 (1)	1,425	1,422
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	30	30
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	120	121
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	143	144
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	555	548
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 4.712%, 12/26/31 (1)	72	72
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25%, 11/17/31	4,845	4,817
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27%, 1/15/30	245	245
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28	34	33
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28	44	43

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28	191	187
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	29	29
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	3	3
Carvana Auto Receivables Trust, Series 2021-P3, Class A4, 1.03%, 6/10/27	176	176
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	80	79
Carvana Auto Receivables Trust, Series 2022-P1, Class B, 3.00%, 2/10/28	1,750	1,738
Carvana Auto Receivables Trust, Series 2022-P2, Class B, 5.08%, 4/10/28	220	221
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	1,014	1,016
Carvana Auto Receivables Trust, Series 2023-P1, Class B, 6.21%, 4/10/29 (1)	180	184
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	2,158	2,169
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	30	30
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	2,665	2,682
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	2,000	2,029
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	1,002
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	164	165
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	416	417
Carvana Auto Receivables Trust, Series 2025-N1, Class A2, 4.78%, 5/10/28 (1)	62	62
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	1,000	1,004
Carvana Auto Receivables Trust, Series 2025-P2, Class A2, 4.56%, 8/10/28	292	293

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.55%, 8/12/30	1,180	1,183
Carvana Auto Receivables Trust, Series 2025-P4, Class A2, 4.19%, 3/12/29	3,430	3,430
Carvana Auto Receivables Trust, Series 2026-P2, Class A3, 4.77%, 4/10/31	3,575	3,590
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	754	755
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	792	789
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50%, 9/15/28	95	95
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73%, 9/15/32	710	712
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79%, 9/15/32	1,000	1,005
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	39	39
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	76	77
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	174	175
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	24	24
Enterprise Fleet Financing, Series 2025-1, Class A2, 4.65%, 10/20/27 (1)	299	300
Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	13	13
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 8/15/28	32	32
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	1,081	1,083
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78%, 7/16/29	505	506
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86%, 2/15/30	530	533
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	840	840

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24%, 11/15/29	485	485
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28%, 7/15/30	1,635	1,631
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22%, 10/15/30	1,455	1,442
Exeter Automobile Receivables Trust, Series 2026-2A, Class A2, 4.31%, 11/15/28	410	410
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66%, 1/15/31	1,735	1,734
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69%, 4/15/30	2,405	2,413
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A3, 4.67%, 6/16/31	1,240	1,244
Ford Credit Auto Owner Trust, Series 2021-2, Class B, 1.91%, 5/15/34 (1)	100	99
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	637	643
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	396
Ford Credit Floorplan Master Owner Trust A, Series 2025-2, Class B, 4.33%, 9/15/30	760	755
Ford Credit Floorplan Master Owner Trust A, Series 2026-1, Class B, 4.61%, 5/15/31	1,370	1,370
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	4,785	4,815
GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	700	704
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	440	441
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,500	1,504
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	825	834
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	274	276
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	1,580	1,583

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/33 (1)	1,964	1,963
Huntington Bank Auto Credit-Linked Notes, Series 2026-1, Class B1, 4.503%, 2/20/34 (1)	1,726	1,713
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B, 4.94%, 8/15/29 (1)	1,022	1,027
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class B, 4.16%, 5/15/30 (1)	1,200	1,190
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	1,755	1,751
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	34	35
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	7	7
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	266
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	755	764
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/46 (1)	1,767	1,759
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	842	851
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.605%, 6/15/32 (1)	1,397	1,415
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.911%, 1/18/33 (1)	416	417
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	178	179
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.484%, 1/16/34 (1)	265	264
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,006
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	173	173
Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, 3/17/31	2,730	2,743
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27%, 1/15/32	850	847

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust, Series 2026-1, Class B, 4.07%, 4/15/32	1,865	1,846
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	57	57
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	244	246
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925%, 12/29/32 (1)	545	549
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284%, 3/25/33 (1)	3,177	3,162
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	265	269
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.75%, 7/22/30 (1)	1,750	1,758
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63%, 7/20/27 (1)	372	373
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class B, 4.74%, 4/20/29 (1)	1,170	1,173
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	870	868
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class B, 4.25%, 12/20/29 (1)	575	569
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A3, 4.35%, 11/20/29 (1)	145	145
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A4, 4.41%, 4/22/30 (1)	1,160	1,157
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class B, 4.61%, 4/22/30 (1)	2,955	2,948
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	199	200
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 6/15/28 (1)	531	531
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	196	196
Wheels Fleet Lease Funding, Series 2026-1, Class A2A, 4.30%, 4/18/39 (1)	1,545	1,545
Wheels Fleet Lease Funding 1, Series 2023-1A, Class B, 5.80%, 4/18/38 (1)	150	151
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29	150	151

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, 4/15/31 (1)	2,000	1,990
		104,213
Collateralized Debt Obligations 7.9%
522 Funding, Series 2019-5A, Class AR2, CLO, FRN, 3M TSFR + 1.02%, 4.693%, 4/15/35 (1)	6,425	6,431
Alinea, Series 2018-1A, Class BR, CLO, FRN, 3M TSFR + 1.15%, 4.825%, 7/20/31 (1)	59	59
Bain Capital Credit, Series 2020-2A, Class AR3, CLO, FRN, 3M TSFR + 0.98%, 4.655%, 7/19/34 (1)	4,180	4,180
Bain Capital Credit, Series 2020-5A, Class ARR, CLO, FRN, 3M TSFR + 1.15%, 4.825%, 4/20/34 (1)	7,000	7,000
Bain Capital Credit, Series 2021-4A, Class A1RR, CLO, FRN, 3M TSFR + 1.00%, 4.675%, 10/20/34 (1)	5,000	5,001
Battalion, Series 2016-10A, Class A1R3, CLO, FRN, 3M TSFR + 1.14%, 4.807%, 1/24/35 (1)	5,428	5,432
Battalion IX, Series 2015-9A, Class ARR, CLO, FRN, 3M TSFR + 0.96%, 4.633%, 7/15/31 (1)	987	987
Battalion XIX, Series 2021-19A, Class AR, CLO, FRN, 3M TSFR + 1.04%, 4.655%, 4/15/34 (1)	7,635	7,635
Battalion XV, Series 2020-15A, Class A1RR, CLO, FRN, 3M TSFR + 0.98%, 4.661%, 1/17/33 (1)	1,361	1,361
Bethpage Park, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.06%, 4.696%, 10/15/36 (1)	2,675	2,678
BlueMountain, Series 2015-3A, Class A1R, CLO, FRN, 3M TSFR + 1.26%, 4.937%, 4/20/31 (1)	18	18
BlueMountain, Series 2016-3A, Class A1R2, CLO, FRN, 3M TSFR + 1.20%, 4.851%, 11/15/30 (1)	27	27
BlueMountain, Series 2018-3A, Class A1R, CLO, FRN, 3M TSFR + 1.19%, 4.857%, 10/25/30 (1)	437	437
Chenango Park, Series 2018-1A, Class A2R, CLO, FRN, 3M TSFR + 1.45%, 5.123%, 4/15/30 (1)	115	115
CIFC Funding, Series 2022-3A, Class AR, FRN, 3M TSFR + 0.95%, 4.622%, 4/21/35 (1)	4,500	4,500
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, FRN, 3M TSFR + 1.65%, 5.323%, 10/15/30 (1)	795	797
Dryden 53, Series 2017-53A, Class AR, CLO, FRN, 3M TSFR + 1.00%, 4.673%, 1/15/31 (1)	1,149	1,149

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Dryden 80, Series 2019-80A, Class ARR, CLO, FRN, 3M TSFR + 0.95%, 4.631%, 1/17/33 (1)	2,283	2,284
Fortress Credit BSL VII, Series 2019-1A, Class A1R, FRN, 3M TSFR + 1.09%, 4.756%, 7/23/32 (1)	49	50
Fortress Credit BSL VIII, Series 2019-2A, Class A1AR, FRN, 3M TSFR + 1.05%, 4.722%, 10/20/32 (1)	207	207
Jamestown XV, Series 2020-15A, Class A1R2, CLO, FRN, 3M TSFR + 1.05%, 4.723%, 7/15/35 (1)	5,000	5,005
KKR 18, Series 18, Class A1R2, CLO, FRN, 3M TSFR + 1.05%, 4.725%, 10/18/35 (1)	1,930	1,930
KKR 40, Series 40A, Class AR, CLO, FRN, 3M TSFR + 1.30%, 4.975%, 10/20/34 (1)	3,735	3,735
KKR 49, Series 49A, Class X, CLO, FRN, 3M TSFR + 1.10%, 4.775%, 10/20/37 (1)	613	613
LCM 39, Series 39A, Class A1R2, FRN, 3M TSFR + 1.04%, 4.713%, 10/15/34 (1)	2,140	2,141
Madison Park Funding L, Series 2021-50A, Class AR, FRN, 3M TSFR + 0.97%, 4.645%, 4/19/34 (1)	5,000	5,001
Madison Park Funding LII, Series 2021-52A, Class AR, FRN, 3M TSFR + 1.10%, 4.764%, 1/22/35 (1)	3,000	3,002
Madison Park Funding XLII, Series 13A, Class AR2, FRN, 3M TSFR + 0.92%, 4.586%, 11/21/30 (1)	1,198	1,198
Marble Point XV, Series 2019-1A, Class A1R2, CLO, FRN, 3M TSFR + 1.04%, 4.706%, 7/23/32 (1)	442	442
Neuberger Berman Loan Advisers, Series 2022-50A, Class AR2, CLO, FRN, 3M TSFR + 1.04%, 4.706%, 7/23/36 (1)	1,615	1,615
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 4.894%, 11/13/31 (1)	1,613	1,613
OZLM XIX, Series 2017-19A, Class A1R3, FRN, 3M TSFR + 1.00%, 4.673%, 1/15/35 (1)	3,265	3,265
OZLM XV, Series 2016-15A, Class A1R3, FRN, 3M TSFR + 1.05%, 4.725%, 4/20/33 (1)	1,582	1,582
Post, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.08%, 4.753%, 10/15/34 (1)	980	980
RAD, Series 2023-21A, Class A1R, CLO, FRN, 3M TSFR + 1.07%, 4.737%, 1/25/37 (1)	245	245
Romark II, Series 2018-2A, Class A1R, CLO, FRN, 3M TSFR + 1.14%, 4.807%, 7/25/31 (1)	28	28

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Symphony XVI, Series 2015-16A, Class ARR, CLO, FRN, 3M TSFR + 1.20%, 4.873%, 10/15/31 (1)	35	35
Wellfleet, Series 2021-2A, Class A1R, ClO, FRN, 3M TSFR + 1.15%, 4.823%, 7/15/34 (1)	3,360	3,360
Wind River, Series 2022-1AR, Class ARR, CLO, FRN, 3M TSFR + 1.15%, 4.788%, 7/20/35 (1)(2)	4,220	4,220
		90,358
Equipment Lease Heavy Duty 2.0%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	870	879
Amur Equipment Finance Receivables XV, Series 2025-1A, Class A2, 4.70%, 9/22/31 (1)	821	825
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	4	4
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	494	499
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05%, 3/15/29 (1)	367	368
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41%, 3/15/30 (1)	275	277
Clarus Capital Funding, Series 2026-1A, Class A2, 4.52%, 11/20/34 (1)	3,675	3,669
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	1,717	1,730
Crossroads Asset Trust, Series 2025-A, Class A2, 4.91%, 2/20/32 (1)	271	272
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	105
Dell Equipment Finance Trust, Series 2026-1A, Class C, 4.80%, 12/22/31 (1)	305	304
Dext ABS, Series 2025-2, Class A2, 4.10%, 4/17/28 (1)	1,233	1,233
Dext ABS, Series 2025-2, Class A3, 4.23%, 4/15/36 (1)	355	353
Dext ABS, Series 2025-2, Class B, 4.66%, 4/15/36 (1)	1,105	1,094
GreatAmerica Leasing Receivables Funding, Series 2026-1, Class A2, 4.47%, 1/16/29 (1)	1,495	1,496
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	1	1

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	212
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27 (1)	830	831
NMEF Funding, Series 2025-B, Class A2, 4.64%, 1/18/33 (1)	508	510
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	1,016	1,020
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	8	8
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	915	919
Post Road Equipment Finance, Series 2026-1A, Class A2, 4.47%, 1/18/33 (1)	3,145	3,144
SCF Equipment Leasing, Series 2023-1A, Class A3, 6.17%, 5/20/32 (1)	96	96
SCF Equipment Leasing, Series 2023-1A, Class B, 6.37%, 5/20/32 (1)	43	44
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	356	357
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	56	57
Verdant Receivables, Series 2025-1A, Class A2, 4.85%, 3/13/28 (1)	1,248	1,252
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	455	455
Wingspire Equipment Finance, Series 2025-1A, Class C, 4.76%, 9/20/33 (1)	1,054	1,046
		23,060
Miscellaneous 0.0%
Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	255	257
Other Asset-Backed Securities 2.3%
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56%, 10/15/30 (1)	1,955	1,957
Affirm Asset Securitization Trust, Series 2026-X1, Class B, 4.59%, 4/15/31 (1)	335	335

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	1,695	1,702
Affirm Master Trust, Series 2025-3A, Class A, 4.45%, 10/16/34 (1)	3,150	3,132
Affirm Master Trust, Series 2026-1A, Class A, 4.37%, 2/15/34 (1)	2,430	2,416
Dell Equipment Finance Trust, Series 2023-3, Class C, 6.17%, 4/23/29 (1)	440	440
Dell Equipment Finance Trust, Series 2024-2, Class C, 4.99%, 8/22/30 (1)	1,650	1,658
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	161	162
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	330	332
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	1,157	1,123
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	243	244
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	120	120
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30 (1)	1,593	1,604
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	32	32
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	16	15
MVW, Series 2021-2A, Class A, 1.43%, 5/20/39 (1)	99	94
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	35	32
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 4.407%, 4/20/62 (1)	28	28
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	254	255
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	2,134	2,155
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	127	128
Sierra Timeshare Receivables Funding, Series 2025-1A, Class C, 3.94%, 10/20/38 (1)	81	81
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	6,896	6,841

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	197	200
Verizon Master Trust, Series 2024-6, Class B, 4.42%, 8/20/30	970	970
		26,056
Student Loans 0.1%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	5	5
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, FRN, 1M TSFR + 1.16%, 4.792%, 12/15/59 (1)	141	141
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	28	27
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	34	32
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	38	36
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	48	42
		283
Total Asset-Backed Securities (Cost $244,316)		244,227
CORPORATE BONDS 51.6%
Aerospace & Defense 1.9%
Boeing, 2.80%, 3/1/27	3,500	3,463
Booz Allen Hamilton, 3.875%, 9/1/28 (1)	5,666	5,548
Honeywell Aerospace, FRN, SOFRINDX + 0.63%, 4.264%, 3/16/29 (1)	7,000	6,986
Huntington Ingalls Industries, 3.483%, 12/1/27	2,750	2,710
Rolls-Royce, 5.75%, 10/15/27 (1)	3,000	3,041
		21,748
Airlines 0.1%
Delta Air Lines, 4.95%, 7/10/28	565	568
		568

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Automotive 4.0%
American Honda Finance, 4.55%, 4/10/28	495	495
Daimler Truck Finance North America, 4.30%, 8/12/27 (1)	1,055	1,054
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	202
Ford Motor Credit, 2.70%, 8/10/26	950	947
Ford Motor Credit, 4.125%, 8/17/27	4,000	3,969
Ford Motor Credit, 5.85%, 5/17/27	1,000	1,009
Ford Motor Credit, 7.35%, 11/4/27	2,500	2,580
General Motors Financial, FRN, SOFR + 1.04%, 4.597%, 2/26/27	726	728
General Motors Financial, 4.75%, 4/6/29	1,465	1,468
General Motors Financial, FRN, SOFRINDX + 1.35%, 4.92%, 5/8/27	1,250	1,256
General Motors Financial, 5.00%, 7/15/27	2,500	2,516
Hyundai Capital America, 2.375%, 10/15/27 (1)	2,000	1,944
Hyundai Capital America, 4.25%, 1/8/29 (1)	775	766
Hyundai Capital America, 4.60%, 4/6/28 (1)	3,000	2,999
Hyundai Capital America, 4.875%, 6/23/27 (1)	3,000	3,013
Hyundai Capital America, 6.50%, 1/16/29 (1)	1,000	1,043
LG Energy Solution, 5.00%, 4/2/29 (1)	960	964
LG Energy Solution, 5.375%, 7/2/27	1,700	1,712
Stellantis Finance US, 1.711%, 1/29/27 (1)	1,325	1,299
Stellantis Financial Services US, FRN, SOFR + 1.69%, 5.324%, 9/15/28 (1)	1,600	1,604
Stellantis Financial Services US, 5.40%, 6/15/29 (1)(2)	4,500	4,510
TML Holdings Pte, 4.35%, 6/9/26	1,720	1,717
Volkswagen Group of America Finance, 4.35%, 6/8/27 (1)	2,500	2,497
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1)	3,000	2,977
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	276
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	700	702
Volkswagen Group of America Finance, 5.25%, 3/22/29 (1)	1,500	1,515
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1)	250	258
		46,020

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Banking 14.2%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3)	200	201
Banco Bilbao Vizcaya Argentaria, 4.15%, 3/3/29	3,000	2,962
Banco Santander, 4.60%, 4/15/29	1,200	1,196
Banco Santander, FRN, SOFR + 1.38%, 5.02%, 3/14/28	1,200	1,206
Bank of America, 4.183%, 11/25/27	5,245	5,231
Bank of Ireland Group, VR, 2.029%, 9/30/27 (1)(3)	5,000	4,960
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%, 4.617%, 2/16/28 (1)	3,800	3,822
Barclays, VR, 2.279%, 11/24/27 (3)	2,000	1,980
Barclays, 4.836%, 5/9/28	3,500	3,506
Barclays, VR, 4.837%, 9/10/28 (3)	4,250	4,264
Barclays, VR, 5.674%, 3/12/28 (3)	200	202
BNP Paribas, VR, 2.159%, 9/15/29 (1)(3)	1,000	945
BNP Paribas, 4.625%, 3/13/27 (1)	4,489	4,492
BPCE, 3.50%, 10/23/27 (1)	1,000	987
BPCE, 4.625%, 9/12/28 (1)	424	424
BPCE, VR, 6.612%, 10/19/27 (1)(3)	4,000	4,032
CaixaBank, VR, 4.634%, 7/3/29 (1)(3)(4)	3,801	3,802
CaixaBank, VR, 6.684%, 9/13/27 (1)(3)	1,637	1,647
Capital One Financial, 3.75%, 7/28/26	3,175	3,173
Capital One Financial, VR, 4.927%, 5/10/28 (3)	3,500	3,514
Capital One Financial, VR, 7.149%, 10/29/27 (3)	2,982	3,013
Citigroup, VR, 1.462%, 6/9/27 (3)	2,571	2,569
Citigroup, 4.45%, 9/29/27	5,000	4,997
Cooperatieve Rabobank, 3.75%, 7/21/26	1,850	1,848
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3)	3,995	4,036
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	6,000	5,994
Deutsche Bank, VR, 2.311%, 11/16/27 (3)	3,000	2,970
Deutsche Bank, VR, 2.552%, 1/7/28 (3)	1,500	1,483
Deutsche Bank, VR, 7.146%, 7/13/27 (3)	1,000	1,003
Emirates NBD Bank PJSC, Acquisition Date: 1/6/26, Cost $3,270, 4.195%, 1/13/29 (5)	3,270	3,229

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fifth Third Bancorp, VR, 4.055%, 4/25/28 (3)	3,092	3,082
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3)	2,730	2,825
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (3)	500	512
First Abu Dhabi Bank PJSC, 5.125%, 10/13/27	830	835
Goldman Sachs Bank USA, VR, 4.656%, 6/3/29 (2)(3)	3,000	3,005
Goldman Sachs Group, VR, 1.948%, 10/21/27 (3)	5,000	4,954
HDFC Bank, 5.196%, 2/15/27	1,660	1,666
HSBC Holdings, VR, 2.013%, 9/22/28 (3)	6,000	5,809
HSBC Holdings, VR, 5.597%, 5/17/28 (3)	400	404
HSBC Holdings, VR, 5.887%, 8/14/27 (3)	1,250	1,253
Huntington National Bank, VR, 4.871%, 4/12/28 (3)	5,500	5,518
ING Groep, VR, 4.017%, 3/28/28 (3)	4,348	4,335
ING Groep, VR, 6.083%, 9/11/27 (3)	230	231
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	780	781
Morgan Stanley, VR, 1.512%, 7/20/27 (3)	2,195	2,186
Morgan Stanley, VR, 4.133%, 10/18/29 (3)	3,000	2,965
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(3)	4,800	4,749
NatWest Group, VR, 1.642%, 6/14/27 (3)	1,066	1,065
NatWest Markets, 4.654%, 3/27/29 (1)	3,760	3,766
Santander UK Group Holdings, VR, 1.673%, 6/14/27 (3)	1,000	999
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (3)	500	494
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (3)	2,720	2,697
Societe Generale, 4.25%, 8/19/26 (1)	660	659
Societe Generale, VR, 5.249%, 5/22/29 (1)(3)	435	439
Societe Generale, VR, 5.50%, 4/13/29 (1)(3)	1,000	1,014
Societe Generale, VR, 5.519%, 1/19/28 (1)(3)	2,425	2,438
Standard Chartered, VR, 2.608%, 1/12/28 (1)(3)	1,700	1,680
Standard Chartered, VR, 4.299%, 1/13/30 (1)(3)	2,740	2,708
Standard Chartered, 4.30%, 2/19/27 (1)	2,449	2,443
Standard Chartered, VR, 5.545%, 1/21/29 (1)(3)	625	633
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)	200	202
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3)(4)	1,900	1,903
State Bank of India/London, 2.49%, 1/26/27	1,530	1,509

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
State Bank of India/London, 4.875%, 5/5/28	970	974
UBS Group, VR, 6.327%, 12/22/27 (1)(3)	300	303
Wells Fargo, VR, 3.584%, 5/22/28 (3)	2,600	2,580
Wells Fargo, VR, 5.574%, 7/25/29 (3)	4,500	4,587
Wells Fargo, VR, 5.707%, 4/22/28 (3)	430	435
		162,326
Beverages 1.2%
Bacardi, 4.70%, 5/15/28 (1)	5,000	4,995
Keurig Dr Pepper, 3.95%, 4/15/29	1,000	982
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.13%, 11/15/26	3,500	3,499
Keurig Dr Pepper, 4.35%, 5/15/28	1,500	1,496
Pernod Ricard International Finance, 1.25%, 4/1/28 (1)	3,000	2,829
		13,801
Building & Real Estate 0.2%
Emaar Sukuk, 3.635%, 9/15/26	1,295	1,289
Lennar, 4.75%, 11/29/27	1,468	1,471
		2,760
Cable Operators 0.6%
Charter Communications Operating / Charter Communications Operating Capital, 3.75%, 2/15/28	5,000	4,915
Charter Communications Operating / Charter Communications Operating Capital, 4.20%, 3/15/28	2,000	1,978
Cox Communications, 3.35%, 9/15/26 (1)	350	349
		7,242
Chemicals 0.5%
Celanese US Holdings, 1.40%, 8/5/26	1,452	1,438
EQUATE Petrochemical, 4.25%, 11/3/26	520	517
International Flavors & Fragrances, 1.832%, 10/15/27 (1)	1,682	1,623
MEGlobal, 2.625%, 4/28/28	2,259	2,144
		5,722

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Products 0.5%
KT&G, 5.00%, 5/2/28	2,380	2,402
LG Electronics, 5.625%, 4/24/27 (1)	2,630	2,653
		5,055
Drugs 0.4%
Viatris, 2.30%, 6/22/27	4,750	4,634
		4,634
Energy 2.5%
Abu Dhabi National Energy, 4.375%, 6/22/26 (4)	660	660
Cheniere Energy, 4.625%, 10/15/28	4,727	4,721
Cheniere Energy Partners, 4.50%, 10/1/29	3,012	2,996
Colorado Interstate Gas / Colorado Interstate Issuing, 4.15%, 8/15/26 (1)	636	635
Continental Resources, 2.268%, 11/15/26 (1)	5,356	5,306
Continental Resources, 4.375%, 1/15/28	1,700	1,691
Occidental Petroleum, 3.20%, 8/15/26	140	139
ONEOK, 4.55%, 7/15/28	3,473	3,475
ONEOK, 5.625%, 1/15/28 (1)	2,383	2,412
SA Global Sukuk, 1.602%, 6/17/26	860	859
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,865	1,872
Targa Resources Partners / Targa Resources Partners Finance, 5.00%, 1/15/28	3,701	3,702
		28,468
Entertainment & Leisure 1.0%
Carnival, 4.00%, 8/1/28 (1)	5,000	4,905
Carnival, 7.875%, 6/1/27	2,225	2,283
Royal Caribbean Cruises, 5.375%, 7/15/27 (1)	3,603	3,615
Royal Caribbean Cruises, 5.50%, 4/1/28 (1)	1,000	1,011
		11,814

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exploration & Production 0.0%
Lundin Energy, 2.00%, 7/15/26 (1)	300	299
		299
Financial 2.0%
Ally Financial, VR, 5.737%, 5/15/29 (3)	640	650
American Express, VR, 5.389%, 7/28/27 (3)	5,000	5,009
Bank Mandiri Persero, 4.90%, 3/24/28	1,300	1,305
Jackson Financial, 5.17%, 6/8/27	818	822
LPL Holdings, 4.00%, 3/15/29 (1)	3,000	2,924
LPL Holdings, 4.625%, 11/15/27 (1)	900	896
LPL Holdings, 4.90%, 4/3/28	780	783
LPL Holdings, 5.70%, 5/20/27	3,680	3,722
Lseg US Fin, 4.25%, 3/23/29 (1)	3,640	3,610
Rocket Mortgage / Rocket Mortgage Co-Issuer, 2.875%, 10/15/26 (1)	3,500	3,474
		23,195
Food Processing 0.2%
Conagra Brands, 4.85%, 11/1/28	1,452	1,455
Maple Parent Holdings, 4.75%, 3/26/29 (1)	890	889
		2,344
Food/Tobacco 0.2%
BAT Capital, 3.557%, 8/15/27	2,100	2,081
Imperial Brands Finance, 3.50%, 7/26/26 (1)	238	238
		2,319
Gaming 0.2%
Gohl Capital, 4.25%, 1/24/27	2,535	2,523
		2,523
Gas & Gas Transmission 0.4%
National Fuel Gas, 3.95%, 9/15/27	1,000	991
National Fuel Gas, 4.75%, 5/15/29 (2)	1,045	1,046

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
National Fuel Gas, 5.50%, 10/1/26	2,708	2,720
		4,757
Health Care 5.5%
Augusta SpinCo, 4.321%, 9/23/27	4,000	3,995
Baxter International, 1.915%, 2/1/27	2,588	2,543
Baxter International, 2.272%, 12/1/28	2,293	2,155
Becton Dickinson, 5.081%, 6/7/29	294	296
Centene, 2.45%, 7/15/28	6,500	6,167
Centene, 4.25%, 12/15/27	1,917	1,912
HCA, 5.625%, 9/1/28	5,000	5,092
HCA, 5.875%, 2/1/29	2,232	2,291
Humana, 5.75%, 3/1/28	987	1,006
Humana, 5.75%, 12/1/28	2,500	2,564
Icon Investments Six DAC, 5.809%, 5/8/27	2,258	2,276
IQVIA, 5.70%, 5/15/28	2,500	2,546
IQVIA, 6.25%, 2/1/29	5,000	5,175
Medline Borrower, 3.875%, 4/1/29 (1)	5,500	5,354
Medline Borrower, 6.25%, 4/1/29 (1)	2,025	2,078
PRA Health Sciences, 2.875%, 7/15/26 (1)	2,250	2,245
Solventum, 5.45%, 2/25/27	3,563	3,582
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27	3,300	3,300
Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	3,000	3,009
Utah Acquisition Sub, 3.95%, 6/15/26	4,854	4,851
		62,437
Home Builders 0.1%
Amrize Finance US, 3.50%, 9/22/26	1,500	1,495
		1,495
Information Technology 1.8%
Fiserv, 3.50%, 7/1/29	3,500	3,365
Fiserv, 5.375%, 8/21/28	3,750	3,799
Intel, 4.875%, 2/10/28	4,875	4,907

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Leidos, 4.10%, 3/15/29	980	967
Mobility Global, 5.05%, 6/15/29 (1)	610	613
Salesforce, 4.50%, 3/15/28	2,900	2,905
Salesforce, 4.65%, 3/15/29	2,500	2,505
SK Hynix, 4.25%, 9/11/28 (1)	1,750	1,743
		20,804
Insurance 1.6%
Athene Global Funding, 4.95%, 1/7/27 (1)	750	752
Brown & Brown, 4.70%, 6/23/28	2,775	2,780
CNO Global Funding, 4.875%, 12/10/27 (1)	4,335	4,342
CNO Global Funding, 5.875%, 6/4/27 (1)	500	507
Equitable America Global Funding, 4.30%, 12/15/28 (1)	3,970	3,937
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.344%, 9/15/27 (1)	1,170	1,169
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1)	1,122	1,067
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	551
Voya Financial, 3.65%, 6/15/26	900	899
Willis North America, 4.65%, 6/15/27	2,650	2,657
		18,661
Investment Dealers 0.2%
Bank of America, 6.22%, 9/15/26	2,097	2,108
		2,108
Manufacturing 0.6%
CNH Industrial Capital, 4.75%, 3/21/28	2,000	2,006
Fortive, 3.15%, 6/15/26	450	450
Regal Rexnord, 6.05%, 4/15/28	4,305	4,405
		6,861
Media & Communications 0.2%
Prosus, 3.257%, 1/19/27	2,759	2,735
		2,735

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Mining 1.3%
ABJA Investment, 5.45%, 1/24/28	1,730	1,744
Anglo American Capital, 4.00%, 9/11/27 (1)	4,655	4,613
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	1,760	1,741
Freeport Indonesia PT, 4.763%, 4/14/27	2,670	2,671
Freeport-McMoRan, 4.375%, 8/1/28	707	703
Freeport-McMoRan, 5.00%, 9/1/27	1,544	1,544
Freeport-McMoRan, 5.25%, 9/1/29	1,864	1,881
		14,897
Oil Field Services 0.2%
Thaioil Treasury Center, 4.625%, 11/20/28	1,920	1,906
		1,906
Other Telecommunications 0.2%
KT, 4.375%, 1/3/29 (1)	2,460	2,451
		2,451
Petroleum 0.2%
KazMunayGas National, 4.75%, 4/19/27	1,413	1,414
Tengizchevroil Finance International, 4.00%, 8/15/26	870	870
		2,284
Pharmaceuticals 0.7%
Bayer US Finance, 6.125%, 11/21/26 (1)	860	865
Bayer US Finance II, 4.375%, 12/15/28 (1)	7,500	7,432
		8,297
Real Estate Investment Trust Securities 1.8%
American Homes 4 Rent, 4.25%, 2/15/28	6,385	6,348
American Homes 4 Rent, 4.90%, 2/15/29	267	268
CubeSmart, 2.25%, 12/15/28	5,000	4,726
CubeSmart, 3.125%, 9/1/26	154	153
CubeSmart, 4.375%, 2/15/29	2,000	1,988

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
DOC DR, 3.95%, 1/15/28	1,000	991
Healthcare Realty Holdings, 3.625%, 1/15/28	1,000	983
Healthcare Realty Holdings, 3.75%, 7/1/27	600	595
Healthpeak OP, 3.25%, 7/15/26	1,500	1,498
Invitation Homes Operating Partnership, 2.30%, 11/15/28	2,822	2,674
		20,224
Retail 0.8%
CVS Health, 1.30%, 8/21/27	4,096	3,946
CVS Health, 2.875%, 6/1/26	1,480	1,480
CVS Health, 5.40%, 6/1/29	2,000	2,045
Tapestry, 4.125%, 7/15/27	1,098	1,094
		8,565
Services 2.3%
Fidelity National Information Services, 3.75%, 5/21/29	1,339	1,301
Fidelity National Information Services, 4.45%, 3/10/28	1,815	1,810
Fidelity National Information Services, 4.55%, 3/10/29	1,405	1,398
Fidelity National Information Services, 4.70%, 7/15/27	1,900	1,897
Fidelity National Information Services, FRN, SOFR + 1.21%, 4.847%, 3/10/29	5,000	5,012
Gartner, 4.50%, 7/1/28 (1)	4,765	4,699
Global Payments, 4.50%, 11/15/28	5,000	4,959
Global Payments, 4.95%, 8/15/27	3,078	3,089
MSCI, 4.00%, 11/15/29 (1)	2,500	2,424
		26,589
Transportation 0.5%
Element Fleet Management, 4.80%, 5/29/29 (1)	1,305	1,308
Penske Truck Leasing / PTL Finance, 4.40%, 7/1/27 (1)	3,243	3,237
Penske Truck Leasing / PTL Finance, 1.70%, 6/15/26 (1)	570	569
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	60
		5,174

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Transportation (Excluding Railroads) 0.2%
DP World Crescent, 4.848%, 9/26/28	2,000	1,986
		1,986
Transportation Services 0.3%
ERAC USA Finance, 4.50%, 10/30/29 (1)	3,000	2,989
		2,989
Utilities 1.7%
ENEL Finance International, 4.125%, 9/30/28 (1)	6,000	5,937
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	952
FirstEnergy, 3.90%, 7/15/27	1,104	1,097
Pacific Gas & Electric, 3.30%, 12/1/27	2,003	1,967
Pacific Gas & Electric, 5.45%, 6/15/27	2,798	2,827
Sempra, 3.25%, 6/15/27	1,000	988
Southern California Edison, 4.875%, 2/1/27	1,500	1,503
Southern California Edison, 4.90%, 6/1/26	550	550
Southern California Edison, 5.15%, 6/1/29	1,795	1,813
Vistra Operations, 4.55%, 10/30/28 (1)	1,230	1,224
		18,858
Wireless Communications 1.3%
Crown Castle, 3.65%, 9/1/27	3,000	2,972
Crown Castle, 3.80%, 2/15/28	650	642
Crown Castle, 5.00%, 1/11/28	1,190	1,199
Crown Castle Towers, 4.241%, 7/15/48 (1)	2,000	1,983
Rogers Communications, 3.20%, 3/15/27	4,000	3,964
Rogers Communications, 5.00%, 2/15/29	575	580
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	642
SBA Tower Trust, 1.84%, 4/15/27 (1)	2,670	2,606
		14,588
Total Corporate Bonds (Cost $590,285)		589,504

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.9%
Foreign Govt & Muni (Excl Canadian) 0.9%
Japan Treasury Discount Bills, 0.854%, 8/10/26 (JPY)	870,000	5,454
Saudi Government International Bonds, 5.125%, 1/13/28 (1)	1,350	1,363
Saudi Government International Bonds, 4.125%, 1/12/29 (1)	3,250	3,208
		10,025
Total Foreign Government Obligations & Municipalities (Cost $10,099)		10,025
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 10.1%
Commercial Mortgage-Backed Securities 2.0%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, ARM, 4.091%, 8/10/38 (1)	925	907
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.327%, 12/15/44 (1)	3,775	3,777
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM, 3.558%, 11/25/49 (1)	225	224
FREMF Mortgage Trust, Series 2017-K61, Class B, ARM, 3.696%, 12/25/49 (1)	1,300	1,291
FREMF Mortgage Trust, Series 2017-K65, Class B, ARM, 4.084%, 7/25/50 (1)	1,325	1,317
FREMF Mortgage Trust, Series 2017-K66, Class B, ARM, 4.032%, 7/25/27 (1)	845	838
FREMF Mortgage Trust, Series 2017-K71, Class C, ARM, 3.752%, 11/25/50 (1)	65	63
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1)	8,925	8,886
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, ARM, 2.854%, 9/6/38 (1)	4,573	4,547
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 5.019%, 5/15/39 (1)	600	601
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 5.218%, 6/15/39 (1)	300	300
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, ARM, 3.64%, 12/15/59	650	648
		23,399

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Whole Loans Backed 8.1%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	9	9
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	81	71
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 3.881%, 12/25/66 (1)	74	70
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	559	560
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	42	38
BRAVO Residential Funding Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1)	2,179	2,175
COLT Mortgage Loan Trust, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	58	49
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,041	1,045
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.90%, 5.512%, 4/25/42 (1)	3	3
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.90%, 5.512%, 6/25/43 (1)	20	20
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.712%, 2/25/44 (1)	68	68
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.762%, 3/25/44 (1)	137	137
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, CMO, ARM, FRN, SOFR30A + 1.45%, 5.062%, 3/25/45 (1)	213	214
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.612%, 5/25/45 (1)	780	781
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.562%, 9/25/45 (1)	699	699

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust, Series 2026-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.862%, 4/25/46 (1)	4,608	4,610
Cross Mortgage Trust, Series 2025-H7, Class A1, CMO, ARM, 4.934%, 9/25/70 (1)	2,560	2,545
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1)	327	326
Cross Mortgage Trust, Series 2026-NQM6, Class A1, CMO, ARM, 5.268%, 5/25/71 (1)	4,964	4,959
Deephaven Residential Mortgage Trust, Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1)	2,332	2,337
EFMT, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	100	99
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	762	760
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	1,286	1,289
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 4.808%, 10/25/70 (1)	1,419	1,422
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	1,382	1,375
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1)	457	458
EFMT, Series 2026-NQM5, Class A1, CMO, ARM, 5.558%, 6/25/71 (1)	1,375	1,377
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1)	1,502	1,493
Fannie Mae Connecticut Avenue Securities, Series 2026-R01, Class 2A1, CMO, ARM, FRN, SOFR30A + 0.85%, 4.462%, 1/25/46 (1)	5,021	5,017
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, CMO, ARM, FRN, SOFR30A + 2.10%, 5.712%, 9/25/41 (1)	4,000	4,011
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, FRN, SOFR30A + 1.30%, 4.912%, 2/25/42 (1)	26	26
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, FRN, SOFR30A + 2.95%, 6.563%, 6/25/42 (1)	70	71

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.462%, 11/25/43 (1)	670	674
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.862%, 5/25/44 (1)	2,150	2,157
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 4.662%, 10/25/44 (1)	224	224
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.862%, 3/25/44 (1)	372	373
Freddie Mac STACR REMIC Trust, Series 2025-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.562%, 1/25/45 (1)	221	221
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.712%, 5/25/45 (1)	550	552
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.562%, 9/25/45 (1)	756	757
Freddie Mac STACR REMIC Trust, Series 2025-DNA4, Class A1, CMO, ARM, FRN, SOFR30A + 0.90%, 4.512%, 10/25/45 (1)	1,936	1,937
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.762%, 2/25/45 (1)	652	652
Freddie Mac STACR REMIC Trust, Series 2026-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 5/25/46 (1)	1,320	1,321
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,349	1,348
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	583	579
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	782	783
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	1,504	1,501
HOMES Trust, Series 2026-NQM3, Class A1, CMO, ARM, 5.262%, 4/27/71 (1)	7,623	7,608

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	905	903
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1B, CMO, ARM, 5.195%, 10/25/65 (1)	457	456
MFA Trust, Series 2020-NQM1, Class A1, CMO, ARM, 2.479%, 3/25/65 (1)	208	203
MFA Trust, Series 2020-NQM2, Class A3, CMO, ARM, 1.947%, 4/25/65 (1)	41	40
MFA Trust, Series 2020-NQM3, Class A1, CMO, ARM, 1.014%, 1/26/65 (1)	176	170
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	58	56
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	814	814
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	886	889
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	208	208
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1)	1,628	1,621
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	3,187	3,173
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	455	455
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, FRN, 1M TSFR + 1.21%, 4.799%, 10/25/59 (1)	138	138
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	119	107
OBX Trust, Series 2023-NQM3, Class A1, CMO, ARM, 5.949%, 2/25/63 (1)	640	638
OBX Trust, Series 2025-NQM13, Class A1, CMO, ARM, 5.441%, 5/25/65 (1)	1,108	1,111
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	232	232
OBX Trust, Series 2025-NQM14, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 4.812%, 7/25/65 (1)	1,275	1,277
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	1,454	1,452

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524%, 7/17/38 (1)	1,107	1,103
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/38 (1)	435	430
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	2,880	2,849
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, CMO, ARM, 4.10%, 7/25/57 (1)	4,245	4,188
Structured Agency Credit Risk, Series 2026-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.85%, 4.462%, 2/25/46 (1)	2,525	2,523
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.612%, 2/25/46 (1)	1,166	1,165
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO, ARM, 3.25%, 3/25/58 (1)	126	125
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 5.199%, 10/25/59 (1)	1,000	1,006
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, 5/25/64 (1)	4,081	4,135
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	58	52
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	71	60
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	29	28
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.26%, 12/25/68 (1)	102	103
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	439	442
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	324	325
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	287	288
Verus Securitization Trust, Series 2025-7, Class A1B, CMO, ARM, 5.129%, 8/25/70 (1)	547	545

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	21	21
		92,132
Total Non-U.S. Government Mortgage-Backed Securities (Cost $115,586)		115,531
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 2.8%
U.S. Government Agency Obligations 2.8%
Federal Home Loan Mortgage
6.50%, 1/1/55	565	589
6.00%, 10/1/54 - 8/1/55	6,060	6,217
Federal National Mortgage Assn.
6.00%, 10/1/54	953	974
5.50%, 2/1/53 - 7/1/53	24,071	24,362
		32,142
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $32,189)		32,142
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 4.0%
U.S. Treasury Obligations 4.0%
U.S. Treasury Bills, 3.656%, 6/25/26	5,470	5,457
U.S. Treasury Bills, 3.672%, 9/24/26	5,470	5,407
U.S. Treasury Notes, 3.375%, 11/30/27	3,695	3,663
U.S. Treasury Notes, 3.375%, 2/29/28 (6)	19,065	18,870
U.S. Treasury Notes, 3.50%, 10/31/27	7,500	7,452
U.S. Treasury Notes, 4.125%, 1/31/27 (6)	950	952
U.S. Treasury Notes, 4.125%, 2/28/27	1,880	1,884
U.S. Treasury Notes, 4.25%, 12/31/26	1,625	1,629
U.S. Treasury Notes, 4.375%, 7/31/26	525	525
		45,839
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $45,978)		45,839

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 9.2%
Commercial Paper 9.2%
4(2) 9.2% (7)
Bacardi-Martini, 4.252%, 6/26/26	2,000	1,993
Bacardi-Martini, 4.274%, 6/11/26	4,000	3,994
Brunswick, 4.354%, 6/2/26	11,400	11,395
Fortune Brands Innovations, 4.07%, 6/2/26	6,000	5,997
Global Payments, 4.121%, 6/1/26	1,000	1,000
Global Payments, 4.223%, 6/4/26	3,000	2,998
Harley-Davidson Financial Services, 4.411%, 6/18/26	4,000	3,991
Harley-Davidson Financial Services, 4.428%, 6/1/26	1,000	1,000
Harley-Davidson Financial Services, 4.456%, 6/22/26	4,000	3,989
Harley-Davidson Financial Services, 4.48%, 7/9/26	1,000	995
Harley-Davidson Financial Services, 4.541%, 8/10/26	1,000	991
HCA, 4.251%, 7/13/26	2,000	1,989
HCA, 4.316%, 8/13/26	3,500	3,467
International Flavors & Fragrances, 4.263%, 6/23/26	10,600	10,571
Keurig Dr Pepper, 4.365%, 6/17/26	3,000	2,993
Keurig Dr Pepper, 4.372%, 7/8/26	1,200	1,194
Phillips 66, 4.236%, 6/3/26	8,000	7,996
Phillips 66, 4.378%, 6/1/26	1,500	1,500
Rogers Communications, 4.264%, 6/11/26	4,000	3,994
Southern California Edison, 4.322%, 6/26/26	5,000	4,984
Southern California Edison, 4.324%, 7/6/26	2,000	1,991
Southern California Edison, 4.344%, 6/24/26	1,000	997
Stellantis Financial Services US, 4.427%, 7/17/26	2,000	1,988
Stellantis Financial Services US, 4.452%, 6/8/26	1,100	1,099
Videotron, 4.416%, 6/4/26	5,000	4,996
Videotron, 4.416%, 6/18/26	6,000	5,985
Western Midstream Operating, 4.232%, 6/11/26	5,000	4,992

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Western Midstream Operating, 4.24%, 6/2/26	6,000	5,997
		105,076
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.67% (8)(9)	2	2
Total Short-Term Investments (Cost $105,112)		105,078
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (8)(9)	1,424	1,424
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,424
Total Securities Lending Collateral (Cost $1,424)		1,424

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amount in 000s, except for contracts)

Options Purchased 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury two year futures contracts, Call, 7/24/26 @ $104.63 (10)	770	159,053	24
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index, 6/20/31), Pay 1.00% Quarterly, Receive upon credit default, 6/17/26 @ 0.55% *(10)	1	40,000	9
Bank of America	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index, 6/20/31), Pay 1.00% Quarterly, Receive upon credit default, 7/15/26 @ 0.65% *(10)	1	105,000	31
Total Options Purchased (Cost $228)				64

Total Investments in Securities 100.1% of Net Assets (Cost $1,145,217)	$1,143,834

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

*	Exercise Spread
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $529,589 and represents 46.4% of net assets.

(2)	When-issued security.
(3)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(4)	See Note 4. All or a portion of this security is on loan at May 31, 2026.
(5)
Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security").  Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.  The fund may have registration rights for certain restricted securities.  Any costs related to such registration are generally borne by the issuer.  The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $3,229 and represents 0.3% of net assets.

(6)	At May 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $105,076 and represents 9.2% of net assets.

(8)	Seven-day yield
(9)	Affiliated Companies
(10)	Non-income producing

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM
Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
OTC	Over-the-counter
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Bank of America	Credit Default Swap, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index, 6/20/31), Receive 1.00% Quarterly, Pay upon credit default, 7/15/26 @ 0.75% *	1	105,000	(18)
Barclays Bank	Credit Default Swap, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index, 6/20/31), Receive 1.00% Quarterly, Pay upon credit default, 6/17/26 @ 0.63% *	1	40,000	(3)
Total OTC Options Written (Premiums $(99))				(21)
Total Options Written (Premiums $(99))				(21)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Morgan Stanley	8/10/26	USD	5,555	JPY	870,000	$62
Net unrealized gain (loss) on open forward currency exchange contracts						$62

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 224 Three Month SOFR Futures contracts	09/26	54,026	$(79)
Short, 17 U.S. Treasury Long Bonds contracts	09/26	(1,882)	(26)
Short, 53 U.S. Treasury Notes ten year contracts	09/26	(5,777)	(44)
Short, 21 Ultra U.S. Treasury Notes ten year contracts	09/26	(2,331)	(22)
Short, 384 U.S. Treasury Notes five year contracts	09/26	(40,963)	(206)
Short, 810 U.S. Treasury Notes two year contracts	09/26	(166,987)	(328)
Net payments (receipts) of variation margin to date			666
Variation margin receivable (payable) on open futures contracts			$(39)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$8++
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$— #	$—	$8+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 5/31/26
T. Rowe Price Government Reserve Fund	$1,101	¤	¤	$2
T. Rowe Price Treasury Reserve Fund	—	¤	¤	1,424
	Total			$1,426^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $8 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,426.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

May 31, 2026
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $1,145,217)	$1,143,834
Interest and dividends receivable	7,819
Receivable for investment securities sold	4,761
Cash	298
Unrealized gain on forward currency exchange contracts	62
Foreign currency (cost $1)	1
Other assets	1
Total assets	1,156,776
Liabilities
Payable for investment securities purchased	12,759
Obligation to return securities lending collateral	1,424
Investment management and administrative fees payable	163
Variation margin payable on futures contracts	39
Options written (premiums $99)	21
Total liabilities	14,406
NET ASSETS	$1,142,370
Net Assets Consists of:
Total distributable earnings (loss)	$1,397
Paid-in capital applicable to 22,950,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	1,140,973
NET ASSETS	$1,142,370
NET ASSET VALUE PER SHARE	$49.78
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

 STATEMENT OF OPERATIONS

($000s)

Year Ended
5/31/26
Investment Income (Loss)
Income
Interest	$36,343
Dividend	8
Securities lending	6
Total income	36,357
Investment management and administrative expense	1,338
Net investment income	35,019
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	1,123
Futures	2,004
Options written	193
Forward currency exchange contracts	662
Foreign currency transactions	(96)
Net realized gain	3,886
Change in net unrealized gain / loss
Securities	(2,187)
Futures	(633)
Options written	78
Forward currency exchange contracts	3
Change in unrealized gain / loss	(2,739)
Net realized and unrealized gain / loss	1,147
INCREASE IN NET ASSETS FROM OPERATIONS	$36,166
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	Year Ended
	5/31/26	5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$35,019	$14,003
Net realized gain	3,886	599
Change in net unrealized gain / loss	(2,739)	764
Increase in net assets from operations	36,166	15,366
Distributions to shareholders
Net earnings	(35,772)	(14,706)
Capital share transactions*
Shares sold	680,490	325,350
Shares redeemed	(13,690)	(14,897)
Increase in net assets from capital share transactions	666,800	310,453
Net Assets
Increase during period	667,194	311,113
Beginning of period	475,176	164,063
End of period	$1,142,370	$475,176
*Share information (000s)
Shares sold	13,650	6,550
Shares redeemed	(275)	(300)
Increase in shares outstanding	13,375	6,250
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with low volatility of principal value.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$1,037,268	$—	$1,037,268
Options Purchased	24	40	—	64
Short-Term Investments	2	105,076	—	105,078
Securities Lending Collateral	1,424	—	—	1,424
Total	1,450	1,142,384	—	1,143,834
Forward Currency Exchange Contracts	—	62	—	62
Total	$1,450	$1,142,446	$—	$1,143,896
Liabilities
Options Written	$—	$21	$—	$21
Futures Contracts*	705	—	—	705
Total	$705	$21	$—	$726

[1]
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

*
The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

NOTE 3 – DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Assets
Interest rate derivatives	Securities^	$24
Foreign exchange derivatives	Forwards	62
Credit derivatives	Securities^	40
Total		$126
Liabilities
Interest rate derivatives	Futures	$705
Credit derivatives	Options written	21
Total		$726

^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
(000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Total
Realized Gain (Loss)
Interest rate derivatives	$249	$34	$2,004	$—	$2,287
Foreign exchange derivatives	—	—	—	662	662
Credit derivatives	(129)	159	—	—	30
Total	$120	$193	$2,004	$662	$2,979
Change in Unrealized Gain (Loss)
Interest rate derivatives	$(23)	$—	$(633)	$—	$(656)
Foreign exchange derivatives	—	—	—	3	3
Credit derivatives	(141)	78	—	—	(63)
Total	$(164)	$78	$(633)	$3	$(716)

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2026, securities valued at $1,635,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 8% and 24% of net assets.
Options
The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position.  Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 40% of net assets.
NOTE 4 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $1,397,000; the value of cash collateral and related investments was 1,424,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $1,003,132,000 and $472,299,000, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $107,387,000 and $31,523,000, respectively, for the year ended May 31, 2026.
NOTE 5 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)
	May 31,	May 31,
	2026	2025
Ordinary income (including short-term capital gains, if any)	$35,772	$14,573
Long-term capital gain	—	133
Total distributions	$35,772	$14,706
At May 31, 2026, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$1,144,452
Unrealized appreciation	$1,312
Unrealized depreciation	(2,595)
Net unrealized appreciation (depreciation)	$(1,283)
At May 31, 2026, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$1,812
Undistributed long-term capital gain	1,271
Net unrealized appreciation (depreciation)	(1,283)
Loss carryforwards and deferrals	(403)
Total distributable earnings (loss)	$1,397
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to straddle deferrals.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to May 1, 2025, Price Associates had entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.17% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,465,404 shares of the fund, representing 6% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Ultra Short-Term Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Ultra Short-Term Bond ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the years ended May 31, 2026, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the years ended May 31, 2026, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/26
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund's distributions to shareholders included $1,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For nonresident alien shareholders, $25,918,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $35,059,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser.  Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees.  The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.  The information provided to the Board indicated that the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe) and the total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF990-050 07/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026